Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net loss	$ (3,635,088)	$ (503,429)
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax benefit	(47)	(2,570)
Allowance for credit losses	(1,384)	702,127
Amortization of Right-of-use assets	99,343	63,932
Interest on Lease liabilities	5,030	6,681
Shares-based compensation	2,481,450
Gain on termination of Right-of-use assets	(126,423)
Changes of Working Capital
Accounts receivable		(164,570)
Contract assets	483	14,506
Amounts due from related parties		(70,628)
Prepaid expenses and other assets	408,556	(3,336,419)
Income tax receivable	(9,661)	(16,493)
Leases		(66,611)
Amounts due to related parties		190,970
Income tax payable	(37,207)	9,682
Other payables and accrued liabilities	732,064	177,242
Net cash used in operating activities	(82,884)	(2,995,580)
Cash flows from investing activities:
Loan to a third party	(29,132)	(1,060,000)
Loan & interest repayment from a third party	100,000	3,922,641
Deposit for long term investment	(250,000)
Net cash (used in) provided by investing activities	(179,132)	2,862,641
Cash flows from financing activities:
Proceeds from private placement	250,000
Net cash provided by financing activities	250,000
Effect of exchange rate changes on cash and cash equivalents	5,487	(3,820)
Net change in cash and cash equivalents	(6,529)	(136,759)
Cash and cash equivalents, beginning of the year	13,190	631,307
Cash and cash equivalents, end of the year	6,661	494,548
Supplemental cash flow information
Income tax paid		(40,112)
Supplemental disclosure of non-cash operating activities
Net off of amount due to/from RPT		$ 120,342